As filed with the Securities and Exchange Commission on January 17, 2024

1933 Act Registration Number – 333-275198

1940 Act Registration Number – 811-23914

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. 2

Post-Effective Amendment No. __

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 2

XD FUND TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Office)

Registrant’s Telephone Number, including Area Code: 513-587-3400

Cogency Global Inc.,

850 New Burton Road, Suite 201,

Dover, DE 19904

(Name and Address of Agent for Service)

With copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

and

Jesse D. Hallee

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Approximate date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS

January 19, 2024

	Institutional Class	Investor Class	Select Class
XD Treasury Money Market Fund	IXDXX	VXDXX	SXDXX

As with all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

XD TREASURY MONEY MARKET FUND	1
FUND DETAILS	6
PORTFOLIO HOLDINGS DISCLOSURE	9
7-DAY YIELD	9
MANAGEMENT OF THE FUND	9
YOUR ACCOUNT	10
PRICING YOUR SHARES	10
HOW TO PURCHASE SHARES	11
HOW TO REDEEM SHARES	16
HOW TO CONVERT SHARES	19
HOW TO REQUEST CERTAIN NON-FINANCIAL TRANSACTIONS	19
MARKET TIMING AND FREQUENT TRADING POLICY	20
DISTRIBUTION AND FEDERAL INCOME TAXES	20
HOUSEHOLDING	22
FINANCIAL HIGHLIGHTS	22
CUSTOMER PRIVACY NOTICE	23

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XD TREASURY MONEY MARKET FUND (the “FUND”)

Fund Summary

Class	Institutional	Investor	Select
Ticker	IXDXX	VXDXX	SXDXX

Investment Objective

The XD Treasury Money Market Fund seeks to provide income consistent with preservation of capital and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Class	Investor Class	Select Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.00%
Shareholder Services Fees	0.16%	0.16%	0.10%
Other Expenses[1]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	0.46%	0.71%	0.40%
Fee Waivers and/or Expense Reimbursements[2]	-0.20%	-0.20%	-0.20%
Total Annual Fund Operating Expenses	0.26%	0.51%	0.20%

1.	“Other Expenses” are based on estimated amounts for the current fiscal year.
2.	The Fund’s Adviser, XD Fund Advisor LLC, has agreed to waive its fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) paid by the Fund’s Institutional Class, Investor Class, and Select Class will not exceed 0.26%, 0.51%, and 0.20%, respectively. For a period not to exceed three (3) years from the date on which a waiver or reimbursement in excess of the expense limitation is made by the Adviser, the Fund will carry forward, and may repay the Adviser such waiver or reimbursement; provided, however, that such repayments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the repayment. This waiver may not be terminated by the Adviser prior to January [__], 2025, without the approval of the Fund’s Board of Trustees.

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Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a series of the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional Class	$27	$127
Investor Class	$52	$207
Select Class	$30	$108

Principal Investment Strategy

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by cash or U.S. government securities, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasuries and repurchase agreements that are fully collateralized by U.S. Treasuries. U.S. Treasury securities are direct obligations of the federal government of the United States. Treasury securities include Treasury Bills, Treasury Notes, Treasury Bonds, Treasury Inflation-Protected Securities (“TIPS”) and Treasury Floating Rate Notes. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash.

In selecting securities for the Fund, the investment Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund intends to comply with Rule 2a-7 of the 1940 Act and may purchase only securities that meet those requirements relating to maturity, diversification and credit quality, and must meet the requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 calendar days or less (except in the case of Floating Rate Notes issued by the U.S. government) and the Fund must have a dollar-weighted average maturity of 60 calendar days or less and a dollar-weighted average life of 120 calendar days or less.

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

The Fund is subject to the principal risks relating to instruments and strategies used in the management of the Fund as noted below, which may adversely affect the Fund’s performance:

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rates will cause a fall in the value of fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by the Fund will vary with changes in interest rates. A decline in interest rates may cause issuers to prepay higher yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower or negative yields, which may cause a decline in its income. A low interest rate environment may prevent the Fund from providing a positive yield

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or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable NAV. Recent and potential future changes in government policy may affect interest rates, which may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Although the Fund will be primarily investing in U.S. Treasury securities, which are backed by full faith and credit of U.S. government, there can be no assurance that such investments will not be downgraded or subject to other changes that could reduce the value of such securities. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction.

Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price, or the security loses value before it can be sold.

Inflation Risk. The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors.

Investments in Other Money Market Mutual Funds. To the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. Other money market funds contain similar risks as the Fund, including valuation risk. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

Market Risk. There is a risk that the value of the Fund’s investment may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risk might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

Money Market Instruments Risk. The value of a money market instrument typically will decline during periods of rising interest rates and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as changes in the financial condition of the issuer or borrower, specific market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have an adverse effect on the debt market and the overall liquidity of the market for money market instruments.

New Adviser Risk. The Adviser is newly registered and therefore has limited operating history. The Fund relies on the Adviser’s investment analysis and its selection of investments to achieve its investment objective. As a result, investors do not have a long-term track record from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

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New Fund Risk. The Fund has been newly formed and therefore has limited performance history for investors to evaluate.

Redemption Risk: Redemption risk for a money market mutual fund refers to the potential instability that can arise when investors rapidly withdraw their funds from the Fund, especially during periods of financial stress or economic uncertainty. If a large number of investors decide to redeem their shares simultaneously, it can put pressure on the Fund’s liquidity, forcing it to sell assets at potentially unfavorable prices. This may lead to a decline in the NAV, resulting in losses for remaining shareholders.

Performance

Because the Fund is recently launched, the Fund does not yet have performance information. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to compared to a benchmark selected for the Fund. 7-day yield may be obtained by calling (toll free) 1-833-993-9200.

Investment Adviser

XD Fund Advisor LLC

Portfolio Manager

Scott Riecke, Chief Portfolio Manager at the Adviser, has served as portfolio manager of the Fund since its inception in January 2024.

Purchase and Sale of Fund Shares

Minimum Initial Investment

Institutional Class: $500,000

Investor Class: $1,000

Select Class $10,000,000

Minimum Subsequent Investment

Institutional Class: $1,000

Investor Class: $100

Select Class $100,000

To Place Orders

Regular Mail: XD Treasury Money Market Fund c/o Ultimus Fund Solutions, LLC PO Box 46707 Cincinnati, OH 45246 1-833-993-9200	Overnight Mail: XD Treasury Money Market Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Dr., Suite 450 Cincinnati, OH 45246 1-833-993-9200

Purchase and Sale of Fund Shares

In general, you can buy or sell (redeem) shares of the Fund online, by mail or phone on any business day. You can generally pay for shares by check, ACH, or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.

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Tax Information

For U.S. federal income tax purposes, the Fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Withdrawals from such a tax-advantaged investment plan are subject to special tax rules.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker- dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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FUND DETAILS

Investment Objective

The XD Treasury Money Market Fund seeks to provide preservation of capital and liquidity while providing income.

Additional Information about Principal Investment Strategies

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the 1940 Act. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by cash or U.S. government securities, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasuries and repurchase agreements that are fully collateralized by U.S. Treasuries. U.S. Treasury securities are direct obligations of the federal government of the United States. Treasury securities include Treasury Bills, Treasury Notes, Treasury Bonds, Treasury Inflation-Protected Securities (“TIPS”) and Treasury Floating Rate Notes. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash.

In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund intends to comply with Rule 2a-7 of the 1940 Act and may purchase only securities that meet those requirements relating to maturity, diversification and credit quality, and must meet the requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 calendar days or less (except in the case of Floating Rate Notes issued by the U.S. government) and the Fund must have a dollar-weighted average maturity of 60 calendar days or less and a dollar-weighted average life of 120 calendar days or less.

Additional Information about Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Adviser has no legal obligation to provide financial support to the Fund, and you should not expect that the Adviser will provide financial support to the Fund at any time.

The Fund is subject to the principal risks relating to instruments and strategies used in the management of the Fund as noted below, which may adversely affect the Fund’s performance:

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Although the Fund will be primarily investing in U.S. Treasury securities, which are backed by full faith and credit of U.S. government, there can be no assurance that such investments will not be downgraded or subject to other changes that could reduce the value of such securities. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction.

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rates will cause a fall in the value of fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by the Fund will vary with changes in interest rates. A decline in interest

6

rates may cause issuers to prepay higher yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower or negative yields, which may cause a decline in its income. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable NAV. Recent and potential future changes in government policy may affect interest rates, which may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

Inflation Risk. The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors.

Investments in Other Money Market Mutual Funds. To the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

Market Risk. There is a risk that the value of the Fund’s investment may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risk might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

Money Market Instruments Risk. The value of a money market instrument typically will decline during periods of rising interest rates and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as changes in the financial condition of the issuer or borrower, specific market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for money market instruments.

New Adviser Risk. The Adviser is newly registered and therefore has limited operating history. The Fund relies on the Adviser’s investment analysis and its selection of investments to achieve its investment objective. As a result, investors do not have a long-term track record from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

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New Fund Risk. The Fund has been newly formed and therefore has limited performance history for investors to evaluate.

Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price, or the security loses value before it can be sold.

Non-Principal Risks of the Fund

Cybersecurity Risk. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections used by the Fund and its service providers, systems, networks, or devices potentially can be breached due to both intentional and unintentional events. The Fund and its shareholders could be negatively affected as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate their NAVs; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future. Neither the Fund nor the Adviser control the cybersecurity systems of issuers or third-party service providers.

Service Provider Risk. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

Temporary Strategies

For liquidity and to respond to unusual market, economic, political or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. During these times, the Fund may invest up to 100% of its assets in cash and cash equivalents. These investments may prevent the Fund from achieving its investment objective.

Portfolio Compliance

All percentage limitations on investments in this Prospectus will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. As a result, the actual investments making up the Fund’s portfolio may not at a particular time comply with any such limitation due to increases or decreases in the values of securities held by the Fund.

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PORTFOLIO HOLDINGS DISCLOSURE

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s statement of additional information and on the Fund’s website at www.xdfundadvisor.com.

7-DAY YIELD

To obtain the Fund’s current 7-day yield information, please call 1-833-993-9200. There is no guarantee that the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected.

MANAGEMENT OF THE FUND

XD Fund Advisor LLC (the “Adviser”), located at 1 Corporate Drive, Suite #100, Windsor Locks, CT 06096, manages the day-to-day investment decisions of the Fund. The Adviser was formed in June 2023. As of the date of this Prospectus, the Adviser does not have any assets under management.

Pursuant to the Investment Advisory Agreement, dated January [__], 2024 (the “Advisory Agreement”) between the Adviser and the Trust, on behalf of the Fund, the Adviser, subject to the supervision of the Board and in conformity with the stated objective and policies of the Fund, manages the investment operations of the Fund and the composition of the Fund’s portfolio, including the purchase, retention and disposition of securities. The Fund pays the Adviser an investment advisory fee equal to 0.20% of the Fund’s average daily net assets. Information regarding the fees paid by the Fund to the Adviser will be available once the Fund has completed a full year of operations.

The Board of Trustees, the shareholders of the Fund may terminate the Advisory Agreement upon sixty (60) days’ written notice. The Adviser may terminate the Advisory Agreement upon one hundred and twenty (120) days’ written notice.

The Adviser has agreed to waive its fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) paid by the Fund’s Institutional Class, Investor Class, and Select Class will not exceed 0.26%, 0.51%, and 0.20%, respectively. For a period not to exceed three (3) years from the date on which a waiver or reimbursement in excess of the expense limitation is made by the Adviser, the Fund will carry forward, and may repay the Adviser such waiver or reimbursement; provided, however, that such repayments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the repayment. This waiver may not be terminated by the Adviser prior to January [__], 2025, without the approval of the Fund’s Board of Trustees.

Disclosure of the basis for the Board’s approval of the Advisory Agreement will be available in the Fund’s report to shareholders for the period ended March 31, 2024.

Portfolio Manager

Scott Riecke. Mr. Riecke is the Chief Portfolio Manager at XD Fund Advisor, LLC. He graduated with a BS in Finance from Siena College and an MBA in Financial Management from Pace University. From September 1996 through May 2008, Scott was at Neuberger Berman / Lehman Brothers Asset Management as a Portfolio Manager on their Cash Management Team. In 2009, he went to Babson Capital, LLC / Barings, LLC, where he was a Portfolio Manager on the Cash Management Team and the Head Treasury Trader until December 2018. Scott spent the subsequent years of his career building a triathlon coaching business called Team Ordinary, while serving as the Executive Director of the Ordinary Marathoner Foundation, a nonprofit. He coached the NCAA Division II Women’s Triathlon Team at American International College in Springfield, MA from August 2022 - August 2023, before taking over as the Chief Portfolio Manager at XD Fund Advisor LLC.

The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and his ownership of shares of the Fund.

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The Administrator, Transfer Agent and Fund Accounting Agent

Ultimus Fund Solutions, LLC (“Ultimus” or the “Transfer Agent”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s administrator, transfer agent and fund accounting agent. Services provided by Ultimus include (i) obtaining valuations, calculating NAVs and performing other accounting, tax and financial services, (ii) recordkeeping, (iii) regulatory reporting services, (iv) processing shareholder account transactions and disbursing dividends and other distributions, and (v) administering custodial and other third-party service provider contracts on behalf of the Fund.

The Distributor

Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the Fund’s principal underwriter and serves as the exclusive agent for the distribution of the Fund’s shares. The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers to the Fund.

YOUR ACCOUNT

PRICING YOUR SHARES

The Trust offers three classes of Shares: Institutional, Investor, and Select. None of the share classes incur a sales charge but have different expenses specific to that class, which affect their performance. Each Share class represents interests in a single portfolio of securities.

The Adviser attempts to stabilize the net asset value (“NAV”) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Fund’s Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 pm (Eastern time) but may vary due to market circumstances or other reasons (NYSE close) on each day the NYSE is open. In addition, the Fund reserves the right to allow the purchase, redemption and exchange of Shares on any other day on which regular trading in money market instruments takes place. On any day that the bond markets close early, such as days in advance of holidays or in the event of an emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the securities trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded at significant volume for a substantial period, or (4) the Adviser determines that the quotation of the price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

The Board of Trustees of XD Fund Trust has designated the Adviser as the Fund’s “valuation designee” pursuant to Rule 2a-5 under the 1940 Act. Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of a time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security (including a repurchase agreement counterparty) may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry. Events can include political or other developments affecting the economy.

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There can be no assurances that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

To the extent the Fund invests in other money market funds, the prospectuses for those funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Shares of the Fund have not been registered for sale outside of the United States and the Fund is generally only available to residents in the United States with a valid tax identification number. This Prospectus in not intended for distribution to prospective investors outside of the United States. The Fund generally does not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. All share classes may not be available for purchase in all states or U.S. territories.

The following table summarizes different features and eligibility requirements of each Class of the Fund.

Choosing a Share Class

Eligibility	Institutional Class	Investor Class	Select Class
May be purchased by the general public	✓	✓	✓
May be purchased by institutional investors, such as corporations, pension, profit sharing, or defined contribution plans, non-profit organizations, charitable trusts, foundations, and endowments	✓	✓	✓
May be purchased by individual investors, through financial intermediaries that have entered into agreements with the Fund or its agents	✓	✓	✓
May be purchased by Trustees, Directors, and employees of the Fund and their immediate family members	✓	✓	✓

Initial Investment Minimum	$500,000	$1,000	$10,000,000
May be waived for corporate sponsored, participant directed group retirement accounts	✓	✓	✓
May be waived for investors who purchased shares through financial intermediaries that have entered into agreements with the Fund or its agents	✓	✓	✓
May be waived in other circumstances in the Fund’s discretion, including for existing clients of the Adviser	✓	✓	✓

Additional Compensation to Financial Intermediaries Permitted	✓	✓	✓

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Financial Intermediaries

Financial intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund, and certain financial intermediaries may charge their customers transaction or other fees. Certain share classes may not be available through all financial intermediaries. The Fund or Adviser may pay service and/or distribution fees to these entities for services they provide to Institutional Class, Investor Class and Select Class shareholders.

Investor Class shares are available to the general public. Investor Class shares may also be purchased through financial intermediaries that have entered into agreements with the Trust or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers.

Institutional and Select Class shares are available for purchase by institutional investors such as corporations, pension and profit sharing or defined contribution plans, non-profit organizations, charitable trusts, foundations, and endowments. Institutional and Select Class shares may also be purchased through financial intermediaries that have entered into agreements with the Trust or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers.

Institutional Class shares may also be purchased by officers, trustees, directors and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code of 1986, as amended (the “Code”)), of the Fund and its and affiliates.

●	The Fund may waive the investment minimums for corporate participant directed retirement accounts (such as 401(k) accounts).

●	The Fund may waive the initial investment minimums for shares purchased through financial intermediaries that have entered into a written agreement with the Fund or its Agents.

●	The Fund may waive the investment minimums in other circumstances in their discretion.

All investments and exchanges are subject to approval by the Fund and the Fund reserves the right to reject any purchase or exchange of shares at any time. The Fund requests advance notification of investments in excess of 5% of the current net assets of the Fund. All classes of the Fund may not be available in every state.

Minimum Subsequent Investment amount for Institutional Class, Investor Class, and Select Class shares is $1,000, $100, and $100,000, respectively.

Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. If we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

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Fund Supermarkets and Clearing Organizations

You may purchase or sell shares of the Fund through a Fund authorized supermarket or clearing organization, which is a broker-dealer, bank or other financial institution that purchases shares for its customers (“Processing Organization”). Before investing in the Fund through a Processing Organization, you should read carefully any materials provided by the Processing Organization together with this Prospectus.

When shares are purchased this way, there may be various differences. The Processing Organization may:

●	Charge a fee for its services.

●	Act as the shareholder of record of the shares.

●	Set different minimum initial and additional investment requirements.

●	Impose other charges and restrictions.

●	Designate intermediaries to accept purchase and sale orders on the Fund’s behalf.

●	Impose an earlier cut-off time for purchase and redemption requests.

The Fund considers a purchase or sale order as received when an authorized Processing Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund’s net asset value next computed after such order is received in proper form. It is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Fund.

Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Trust. Certain Processing Organizations may receive compensation from the Trust, the Adviser, their affiliates NetXD, Inc. (the parent company of the Adviser) and its subsidiaries.

Fund Direct Purchase

You may also make a direct initial investment by following these steps:

●	Complete and sign an investment application form which you can request by calling the Fund at 1-833-993-9200 between the hours of 8:30 a.m. and 6:00 p.m. Eastern time on days the Fund is open for business. On days when the NYSE closes early, the call center hours will be reduced accordingly.

●	Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Fund in which you are investing. We do not accept post-dated checks, third party checks, travelers’ checks, cash, money orders, cashier checks, credit card convenience checks or “starter” checks.

●	Mail the application and check to:

Regular Mail: XD Treasury Money Market Fund c/o Ultimus Fund Solutions, LLC PO Box 46707 Cincinnati, OH 45246	Overnight Mail: XD Treasury Money Market Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Dr., Suite 450 Cincinnati, OH 45246

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To purchase shares of the Fund by wire, call the Fund at 1-833-993-9200 between the hours of 8:30 a.m. and 6:00 p.m. Eastern time on days the Fund is open for business for instructions. On days when the NYSE closes early, the call center hours will be reduced accordingly. The Fund will accept wire orders only on a day on which the Fund, the custodian and the Transfer Agent are open for business. A wire purchase will be considered made when the wired money is received, and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Fund may charge a fee in the future.

To receive the current day’s dividend accrual, the Fund must receive your wire purchase request in good order by 1:00 p.m. Eastern time. Shares purchased by check or ACH will begin to accrue dividends on the first business following receipt of your order.

Online Transactions

You may place your order online at the Fund’s website (www.xdfundadvisor.com). To establish internet transaction privileges, you must enroll through the website. You automatically have the ability to establish internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application. You will be required to enter into a user’s agreement through the website in order to enroll in these privileges. To purchase shares through the website, you must also have Automated Clearing House (“ACH”) instructions on your account. Redemption proceeds may be sent to you by check to the address or record, or if your account has existing bank information, by wire or ACH. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund’s website. Transactions through the website are subject to the same minimums and maximums as other transaction methods. Please call 1-833-993-9200 for assistance in establishing online access.

You should be aware that the internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the website for transactions is dependent upon the internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, the Fund, their distributor and their transfer agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium. There also may be times when the website is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing or redeeming shares by another method. Neither the Fund nor their transfer agent, distributor nor Adviser will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via ACH. To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

ACH cannot be used for initial purchases unless opening an account online. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund may alter, modify or terminate this purchase option at any time. Shares purchased by ACH will not be available for redemption until the transactions have cleared. Shares purchased via ACH may take up to 10 business days to clear.

AIP Program

When making your initial investment in the Fund, you may choose to participate in the Fund’s automatic investment program (AIP) by completing the AIP section of the application form discussed above. Purchase amounts ($100 minimum) are automatically debited each month from your bank account through ACH.

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Institutional Class Shares are offered to institutional and other eligible investors including:

●	Employee benefit plans with omnibus accounts held on the books of the Fund, including 401(k) plans, 457 plans, employee-sponsored 403(b) plans, profit sharing plans, non-qualified deferred compensation plans, and other similar employee-sponsored retirement plans, and health savings accounts or similar accounts for employees of NetXD, Inc. (the parent company of the Adviser) and its subsidiaries;

●	Clients of eligible Financial Intermediaries, which are investors who invest in the Fund through financial intermediaries that (i) charge such investors an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Institutional Class Shares through a no-load network or platform; and

●	Institutional investors, including corporations, foundations, endowments, NGOs, trusts, family offices, defined benefit plans and other similar entities.

The minimum investment amounts for Institutional Class Shares may be waived for:

●	Retirement plans with omnibus accounts held on the books of the Fund, as defined by the above; and

●	Clients of eligible Financial Intermediaries, as defined above.

Other benefit plans include (i) retirement plans investing through brokerage accounts. Individual retirement accounts include traditional and Roth IRA’s, (ii) individual retirement vehicles, and (iii) health savings accounts and Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time. The minimum initial investment amounts for Institutional Class Shares will be waived for a current or retired/former Trustee, officers or employees of the Fund, the Adviser, the Distributor, NetXD, Inc. (the parent company of the Adviser) and its subsidiaries and the immediate family members of these individuals. (Immediate family member is defined as any parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step or adoptive relationships of these people.)

Distribution Plan

The Fund has adopted a plan under Rule 12b-1 that allows Investor class shares to pay distribution fees. Investor Class shares pay annual 12b-1 expenses of 0.25%. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Services Plan

The Fund has adopted a Shareholder Services Plan that allows each class of the Fund to pay shareholder services fees. Institutional Class, Investor Class, and Select Class shares pay annual shareholder services fees of 0.16%, 0.16%, and 0.10%, respectively. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment.

Other Payments by the Fund

The Fund may enter into agreements with Financial Intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary, or (2) the number of Fund shareholders serviced by a Financial Intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution fees the Fund may pay to Financial Intermediaries pursuant to the Fund’s distribution plan, if any.

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Additional Compensation to Financial Intermediaries

The Adviser may make payments to financial intermediaries that can be categorized as “service-related” or “distribution-related.”

Payments made by the Adviser to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, record keeping and other shareholder services are categorized as “service-related.” Payments made pursuant to such agreements generally are based on either (a) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (b) the number of accounts serviced by such financial intermediary.

Payments made by the Adviser from its own resources to financial intermediaries that are in addition to, rather than in lieu of, Rule 12b-1 fees for distribution-related expenses, such as marketing or promotional expenses, are often referred to as “distribution-related.” Distribution- related payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the Fund attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, distribution related payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund to its customers or provide an incentive for a financial intermediary to cooperate with the Distributor’s marketing efforts by providing representatives of the Distributor with preferential access to representatives of the intermediary’s sales force. Distribution-related payments may also be used to reimburse expenses related to educational seminars and “due diligence” or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (“FINRA”)) designed to increase sales representatives’ awareness about the Fund, including travel and lodging expenditures.

Other Purchase Information

The Fund reserves the right to limit the amount and number of purchases and to refuse to sell to any person. When purchasing shares of the Fund by check, the check must be made out to the Fund as the payee. If your check or electronic payment does not clear, you will be responsible for any loss incurred by the Fund and your shareholder account will be charged a $25 fee to defray bank charges. If you are already a shareholder of the Fund, we reserve the right to redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred or money owed to the Trust. You may be prohibited or restricted from making future purchases in the Fund.

HOW TO REDEEM SHARES

You may redeem all or part of your investment in the Fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions described below. Redemption requests received by the Fund or an authorized agent of the Fund before 4:00 p.m. ET (or before if the NYSE closes before 4:00 p.m. ET) will be effective that day. The price you will receive when you redeem your shares will be the NAV next determined after the Fund receives your properly completed order to sell. You may receive proceeds of your sale in a check, ACH, or federal wire transfer. Shares redemptions payable by wire received prior to 1:00 p.m. ET will not receive the current day’s dividend accrual. Share redemptions payable by check or ACH and wire redemptions received after 1:00 p.m. ET are entitled to receive the current day’s dividend accrual. The Fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your sale. If you sell shares through your Financial Intermediary, contact your financial adviser for their requirements and procedures. A broker may charge a transaction fee to redeem shares. The $15 fee for wire redemptions will be deducted from your account by redemption of shares. The Fund encourages, to the extent possible, advance notification of large redemptions. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund reserves the right to redeem in-kind as described under “Additional Information” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above and may also be used in stressed market conditions.

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By Mail. To redeem any part of your account in the Fund by mail, send a written request, with the following information, to:

Regular Mail: XD Treasury Money Market Fund c/o Ultimus Fund Solutions, LLC PO Box 46707 Cincinnati, OH 45246	Overnight Mail: XD Treasury Money Market Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Dr., Suite 450 Cincinnati, OH 45246

●	the Fund name;

●	your account number;

●	the name(s) on your account;

●	your address;

●	the dollar amount or number of shares you wish to redeem;

●	the signature of all registered account owners, signed in the exact name(s) and any special capacity in which they are registered; and

●	the Federal tax withholding election (for retirement accounts),

●	If the shares to be redeemed have a value of $100,000 or more, your signature(s) must be guaranteed by an original Medallion Signature Guarantee by an eligible guarantor institution,

●	You must request the redemption in writing with your signature guaranteed by a Medallion Signature Guarantee, regardless of the value of the shares being redeemed if: the address on your account has been changed within 30 days of your redemption request; the check is not being mailed to the address on your account; the check is not being made payable to the owner(s) of the account; the redemption proceeds are being transferred to another fund account with a different registration or; the redemption proceeds are being wired to bank instructions currently not on your account or bank instructions that were updated in the last 30 days.

We accept original signature guarantees from U.S. banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings and loan associations participating in a Medallion program. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED. In certain instances, we may require you to furnish additional legal documents to ensure proper authorization.

By Telephone. If you have completed the Optional Telephone Redemption and Exchange section of your investment application, you may sell any part of your account by calling the Fund at 1-833-993-9200 between the hours of 8:30 a.m. and 6:00 p.m. Eastern time on days the Fund are open for business. On days when the NYSE closes early, the call center hours will be between reduced accordingly. If you own an IRA account and wish to redeem by telephone, you will be asked whether or not the Fund should withhold federal income tax.

Neither the Fund nor the Transfer Agent will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Fund or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions, and/or digitally recording telephone instructions.

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We may terminate the telephone sale procedures at any time. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor its transfer agent will be held liable if you are unable to place your trade due to high call volume. If you are unable to reach us by telephone, you may request a sale by mail.

Systematic Withdrawal Plan. If your individual account, IRA or other qualified plan account has a current account value of at least $2,500, you may participate in the Fund’s Systematic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $100 on specified days of each month into your established bank account. Please contact the Fund at 1-833-993-9200 for more information about the Fund’s Systematic Withdrawal Plan.

Retirement Plans. If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Additional Information. Redemptions will be remitted to the record holder at the address of record or to bank accounts of the shareholder that have been previously designated by the shareholder. If you are not certain of the requirements for a sale, please call the Fund at 1-833-993-9200 between the hours of 8:30 a.m. and 6:00 p.m. Eastern time on days the Fund is open for business. On days when the NYSE closes early, the call center hours will be reduced accordingly. We cannot accept, and will return, requests specifying a certain date or share price. The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as ten business days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales or postpone payment dates.

Generally, all redemptions will be for cash. However, if during any 90-day period you redeem shares in an amount greater than the lesser of $250,000 or 1% of the Fund’s net assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. Marketable securities may include illiquid securities. You may experience a delay in converting illiquid securities to cash. Redemption-in-kind proceeds are limited to securities that are traded on a public securities market or are limited to securities for which quoted bid and asked prices are available. They are distributed to the redeeming shareholder based on a weighted-average pro rata basis of the Fund’s holdings. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and transaction costs if the securities are sold.

Closing of Small Accounts

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 60 days written notice if the value of your shares in the Fund is less than $100 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the (60 day) period. All shares of the Fund are also subject to involuntary redemption if the Board determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

Undeliverable Distribution Checks

For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as “undeliverable” or (2) remain un-cashed for six months, your account may be changed automatically so that all future distributions are reinvested in your account. Checks that remain un-cashed for six months will be canceled and the money reinvested in the Fund.

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Inactive Accounts

If shareholder-initiated contact does not occur on your account within the timeframe specified by the law in your state of record, or if Fund mailings are returned as undeliverable during that timeframe, the assets of your account (shares and/or any uncashed checks) may be transferred to your last known recorded state of residence as unclaimed property, in accordance with specific state law.

NOTE: If you fail to initiate such contact, your property will be escheated to your last known state of residency after which you will need to claim the property from that state.

HOW TO CONVERT SHARES

You may convert any or all of your shares in the Fund for another share class of the Fund if you meet the eligibility and minimum investment requirements of that class. You may request the conversion for accounts held directly at the Transfer Agent by writing the Fund via regular mail at XD Treasury Money Market Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246 or overnight mail at XD Treasury Money Market Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246.You may request the conversion for accounts held through a financial intermediary by contacting the financial intermediary directly. The conversion privilege does not constitute an offering or recommendation of the Fund. Due to operational limitations at your financial intermediary, your ability to convert your shares to another share class may be limited. It is your responsibility to obtain and read a Prospectus of the converting class before you make a conversion. Not all share classes may be available. The conversion privilege may only be exercised in those states where the class of shares being acquired legally may be sold.

To receive a specific day’s price, your letter must be received before that day’s close of the New York Stock Exchange. Each conversion represents the sale of shares of one class of the Fund and the purchase of a different share class of the Fund, which may produce a gain or loss for federal income tax purposes.

Conversions will be accepted only if the registration of the two accounts is identical or the conversion instructions have a Medallion Signature Guarantee. The conversion feature may be modified or discontinued at any time upon notice to you in accordance with federal securities laws. Although initially there will be no limit on the number of times you may exercise the conversion privilege, the Fund reserves the right to impose such a limitation.

HOW TO REQUEST CERTAIN NON-FINANCIAL TRANSACTIONS

The Fund will accept the STAMP’s Signature Validation Program (SVP) stamp for certain non-financial transactions. The SVP was introduced in response to requests from financial services institutions that rely upon the effectiveness of a signature guarantee when processing non-financial transactions for which the surety bond attached to a Medallion Signature Guarantee (MSG) would not apply. The SVP stamp carries its own separate surety bond that would apply to such non-financial transactions. The SVP stamp may be obtained from eligible members, including banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

This program enables the Fund to accept documents stamped with an SVP stamp in lieu of the MSG for non-financial transactions. The non-financial transactions for which the Fund can accept an SVP are: (1) change name; (2) add or change banking instructions; (3) add or change beneficiaries; (4) add or change authorized account traders; (5) add a Power of Attorney; (6) add or change Trustee; and (7) change UTMA/UGMA custodian.

In the event that your bank or financial institution does not participate in the SVP Stamp program, you should request that the guarantor use their Medallion Guarantee Stamp.

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MARKET TIMING AND FREQUENT TRADING POLICY

The Fund is not designed to serve as a vehicle for frequent trading. The Fund does not authorize, and use reasonable methods to discourage, short-term or excessive trading, often referred to as “market timing.” Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing or excessive trading may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management, and increase fund expenses for all shareholders. The Fund will take reasonable steps to discourage excessive short-term trading and the Fund’s Board of Trustees has adopted the following policies and procedures with respect to market timing. The Fund, through its service providers will monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If the Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts. In addition to rejecting purchase orders in connection with suspected market timing activities, the Fund can reject a purchase order for any reason. While the Fund cannot ensure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of shareholders.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the Fund uses a variety of methods to detect and deter market timing, due to the complexity involved in identifying excessive trading there is no assurance that the Fund’s efforts will identify and eliminate all trades or trading practices that may be considered abusive.

The Trust applies these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The Trust has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will it enter into any such arrangements in the future.

DISTRIBUTION AND FEDERAL INCOME TAXES

The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee the Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Except where otherwise specifically noted, this discussion addresses only the U.S. federal income tax consequences for U.S. persons and does not address any foreign, state, or local tax consequences. For purposes of this discussion, U.S. persons are:

(i)	U.S. citizens or residents

(ii)	U.S. corporations

(iii)	An estate whose income is subject to U.S. federal income taxation regardless of its source; or

(iv)	A trust if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, shareholders holding shares as part of a hedge, straddle or conversion transaction, (viii) shareholders who are subject to the U.S. federal alternative minimum tax or corporate alternative minimum tax, (ix) insurance companies, or (x) shareholders acquiring an interest in Fund shares as a gift from or upon death of another Fund shareholders. If a pass-through entity (including for this purpose any entity treated as a partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of the owner of the entity will generally depend upon the status of the owner and the activities of the entity. For further information regarding the U.S. federal income tax consequences of an investment in the Fund for U.S. persons, investors should see the SAI under “FEDERAL INCOME TAXES.” All investors should consult with their tax advisers regarding U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Fund.

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The Fund intends to meet all requirements under Subchapter M of Code necessary to qualify for treatment as a regulated investment company and thus do not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Fund also intends to meet certain distribution requirements such that the Fund is not subject to U.S. federal income tax in general. If the Fund does not meet the distribution requirements, the Fund may be subject to significant excise taxes. This discussion assumes that the Fund will qualify as a regulated investment company and will satisfy such distribution requirements. There can be no guarantee that these assumptions will be correct.

Income and Capital Gain Distributions. Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are accrued daily (Saturdays, Sundays, and holidays included) and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the Fund unless you request cash distributions on your application or through a written request. If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the Fund at the Fund’s then-current NAV until you give the Trust different instructions.

The net income of the Fund, as defined below, is determined as of the normal close of trading on the NYSE on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Fund at the then current NAV, or in cash, at the option of the shareholder. For this purpose the net income of the Fund consists of all interest income accrued on its portfolio, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to the Adviser are accrued each day.

If the Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its NAV per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Fund’s NAV per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the NAV returned to$1.00. Thus, such expenses, losses, or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Taxation of Fund Distributions. For U.S. federal income tax purposes, shareholders of regulated investment companies are generally subject to taxation based on the underlying character of the income and gain recognized by the regulated investment companies and distributed to the shareholders.

As a money market fund, the Fund expects that its distributions will consist primarily of ordinary dividend income. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary dividend income. Distributions (if any) of net capital gains that are properly designated by the Fund as capital gain dividends will be taxable to Fund shareholders as long-term capital gains. Which is taxed to non-corporate shareholders at favorable rates so long as certain requirements are met.

Distributions of earnings are taxable whether a shareholder receives them in cash or reinvests them in additional shares.

State and Local Income Taxation

A shareholder’s dividends and capital gains distributions received from the Fund may be subject to state and local income taxes. However, depending on the tax law of a shareholder’s state of residence, any dividends attributable to interest earned on direct obligations of the U.S. government may be exempt from state and local income taxes. The Fund will notify you each year how much, if any, of your dividends may qualify for this exemption.

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Sale or Redemptions of Fund Shares

A shareholder who redeems Fund Shares generally will not recognize taxable gain or loss on the redemption if the Fund maintains a stable NAV of $1 per share. The Fund will attempt to stabilize the NAV of the Fund Shares at $1.00 per share but the Fund cannot guarantee that the Fund Shares will maintain an NAV of $1 per share. If the Fund’s NAV were to exceed or drop below $1 per share, a shareholder may recognize gain or loss on the redemption, determined as described in the SAI under “FEDERAL INCOME TAXES – Sale or Redemption of Fund Shares.”

Exchanges of shares between classes of shares of the Fund will not be taxable, but the exchanging shareholder may have certain tax-related reporting requirements, as discussed in the SAI under “FEDERAL INCOME TAXES – Exchanges of Shares between Shares Classes of the Fund.”

Medicare Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of a taxpayer that is an individual, trust or estate to the extent that the taxpayer recognizes gross income (as adjusted) in excess of a threshold amount for a year. Net investment income includes, among other types of income, ordinary dividend income and capital gain derived from an investment in the Fund.

Backup Withholding

The Fund is also required in certain circumstances to backup withhold on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to certain information and certifications the Fund or who is otherwise subject to backup withholding. The backup withholding tax rate is 24% for tax years beginning before 2026.

This discussion of “Distributions and Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or non-U.S. tax consequences before making an investment in the Fund.

HOUSEHOLDING

To reduce expenses, we mail only one copy of the Fund’s Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-833-993-9200 between the hours of 8:30 a.m. and 6:00 p.m. Eastern time on days the Fund is open for business or contact your financial institution. On days when the NYSE closes early, the call center hours will be reduced accordingly. We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

Because the Fund is recently launched, as of the date of this Prospectus, there are no financial highlights for the Fund.

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CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES XD TREASURY MONEY MARKET FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number
	■	Assets
	■	Retirement Assets
	■	Transaction History
	■	Checking Account Information
	■	Purchase History
	■	Account Balances
	■	Account Transactions
	■	Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-833-993-9200

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Who we are
Who is providing this notice?	XD Fund Trust Ultimus Fund Solutions, LLC (Administrator) Ultimus Fund Distributors, LLC (Distributor)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?	We collect your personal information, for example, when you:
	■	Open an account
	■	Provide account information
	■	Give us your contact information
	■	Make deposits or withdrawals from your account
	■	Make a wire transfer
	■	Tell us where to send the money
	■	Tell us who receives the money
	■	Show your government-issued ID
	■	Show your driver’s license
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:
	■	Sharing for affiliates’ everyday business purposes – information about your creditworthiness
	■	Affiliates from using your information to market to you
	■	Sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
XD Fund Advisor LLC, the investment adviser to the Fund, could be deemed to be an affiliate of the Fund.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	■	The Fund does not share your personal information with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you.
	■	The Fund does not jointly market.

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To Learn More

Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports (when available) to shareholders.

Call the Fund at 1-833-993-9200 between the hours of 8:30 a.m. and 6:00 p.m. Eastern time on days the Fund is open for business to request free copies of the SAI and the Fund’ annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. On days when the NYSE closes early, the call center hours will be reduced accordingly.

The Fund’s SAI, annual and semi-annual reports to shareholders are also available, free of charge, on the Fund’s website at www.xdfundadvisor.com.

You may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Fund’s SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund or the Adviser. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful.

The Trust enters into contractual arrangements with various parties, including among others, the Fund’s investment adviser, distributor, compliance consultants, custodian, and transfer agent who provide services to the Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust. This Prospectus provides information concerning the Fund that you should consider in determining whether to purchase Fund shares. Neither this Prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees, or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

Investment Company Act #811-23914

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Statement of Additional Information

January 19, 2024

XD Treasury Money Market Fund

(a Series of XD Fund Trust)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated January 19, 2024, as may be amended or supplemented from time to time. A free copy of the Prospectus or the Annual Report, when available can be obtained by writing the Transfer Agent at c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 or by calling 1-833-993-9200. You may also obtain a copy of the Prospectus or the Annual Report (when available) by visiting www.xdfundadvisor.com.

	Institutional Class	Investor Class	Select Class
XD Treasury Money Market Fund	IXDXX	VXDXX	SXDXX

TABLE OF CONTENTS

TRUST HISTORY AND DESCRIPTION OF THE TRUST	1
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	1
INVESTMENT LIMITATIONS	6
Portfolio Holdings Disclosure	8
MANAGEMENT OF THE TRUST	10
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	14
INVESTMENT ADVISORY AND OTHER SERVICES	14
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION	15
DISTRIBUTION PLAN	16
SHAREHOLDER SERVICES PLAN	17
OTHER PAYMENTS BY THE FUND	17
DETERMINATION OF SHARE PRICE	18
FEDERAL INCOME TAXES	19
Taxation of the Fund	20
CUSTODIAN	24
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT	24
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	25
DISTRIBUTOR	25
COMPLIANCE AND TREASURY SERVICES	26
COMPLIANCE4, LLC	26
FINANCIAL STATEMENTS	26
APPENDIX A – RATINGS OF DEBT INSTRUMENTS	A-1
APPENDIX B – PROXY VOTING POLICY	B-1

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TRUST HISTORY AND DESCRIPTION OF THE TRUST

XD Fund Trust (the “Trust”) currently offers one series of shares: XD Treasury Money Market Fund (the “Fund”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated October 4, 2023, as subsequently amended and restated on October 18, 2023 (the “Declaration of Trust”). The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value (the “Shares”). The 1940 Act classifies mutual funds as either diversified or non-diversified. The Fund is classified as diversified.

Each share of the Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to the Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by a majority of the Trustees. Each share of the Fund is subject to redemption at any time if the Board of Trustees (the “Board”) determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund’s shareholders.

The differing expenses applicable to the different classes of the Fund’s shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

Securities Descriptions and Techniques

The following are descriptions of securities and techniques the Fund may pursue.

Fixed Income Securities – General

Fixed income securities pay interest, dividends, or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the company’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending on whether it costs less (a “discount”) or more (“a premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Eligible Securities for Money Market Funds

The Fund may invest only in U.S. Dollar denominated securities that are “Eligible Securities” as defined in Rule 2a-7 (the “Rule”). The Rule defines an Eligible Security, in summary, as a security with a remaining maturity of 397 calendar days (except in the case of Floating Rate Notes), or less that the Fund’s Adviser (subject to oversight and pursuant to the guidelines established by the Board) determines present minimal credit risks to the Fund. The eligibility of a security with a guarantee may be determined based on whether the guarantee is an Eligible Security. The Fund will limit investments to those which are Eligible Securities at the time of acquisition.

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Typical Treasury securities include, but may not be limited to Treasury Bills, Treasury Notes, Treasury Bonds, Treasury Inflation-Protected Securities (“TIPS”) and Treasury Floating Rate Notes.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of a bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (“CPI-U”) as the inflation measure. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. There can be no assurance that CPI-U or any inflation index will accurately measure the real rate of inflation in the prices of goods and services.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during periods of deflation. The current market value of the bonds, however, is not guaranteed and will fluctuate.

Floating Rate Notes

US Treasury Floating Rate Notes, commonly known as FRNs, are government-issued debt securities with variable interest rates. These notes are designed to help investors mitigate interest rate risk by adjusting their yields based on changes in prevailing market rates. Rule 2a-7 states that a government security that is a Floating Rate security shall be deemed to have a remaining maturity of one day.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon price and time. Repurchase agreements entered into by the Fund will be fully collateralized by cash or securities issued by the U.S. government at all times. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. Repurchase agreements are subject to credit risks of the counterparty in case of default. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian will take possession of the securities to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the purchase price.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a week or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risk for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of eligible money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash. Pursuant to the 1940 Act and the SEC rules adopted thereunder, the Fund is permitted to invest in shares of other money market funds, subject to certain limitations, as a means of managing its uninvested cash. These investments will cause a duplication of expenses. The Adviser may waive certain fees in connection with these investments.

Illiquid Securities

The Fund may not invest more than 5% of its net assets in illiquid securities. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to the guidelines set forth approved by the Board. Illiquid securities include repurchase agreements with notice/termination dates in excess of seven days. External market conditions may impact the liquidity of the portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.

Borrowings

The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. If the Fund utilizes borrowings, for investment purposes or otherwise, it may pledge up to 33 ⅓% of its total assets to secure such borrowings. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Investment Risks

There are many factors which may affect an investment in the Fund. The Fund’s principal risks are described in the prospectus. Additional risk factors are outlined below and correspond to the risk factors identified in the prospectus. The risk descriptions below complement the discussion of goals, strategies and risks above.

Security	Risk Type
Fixed Income Securities	Interest Rate Risk, Credit Risk, Changing Fixed Income Market Conditions Risk
Money Market Funds	Money Market Fund Regulatory Risks

Recent Events Risk

The Fund is subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. The war in Ukraine has led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the Prospectus and/or this SAI.

The financial market in which the Fund invests is subject to price volatility that could cause losses in the Fund. Market volatility may result from varied predictable and unpredictable factors. The outbreak of coronavirus resulted in disruptions to the economies of many nations, individual companies and the markets in general. The impact of the coronavirus, and other such future infectious diseases in certain regions or countries may perform better or worse due to the nature or level of their public health response or due to other factors. Health crises caused by the coronavirus outbreak or future infectious diseases may exacerbate other pre-existing political, social and economic risks in certain countries. In addition, any spread of infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions, or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect the Fund’s investments. Epidemics and pandemics that may arise in the future could result in volatility in the financial markets and lead to increased levels of Fund redemptions, which could have a negative impact on the Fund and could adversely affect the Fund’s performance, resulting in losses to your investment.

Liquidity Risks

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

Credit Risks

Credit Risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services like Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a credit rating, the Fund must rely entirely on the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Changing Fixed Income Market Conditions Risk

There is a risk that inflation may increase and interest rates may rise. The increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Recent and potential future changes in government policy may affect interest rates. During periods of low short-term interest rates, a Money Market Fund may not be able to maintain a positive yield or may not be able to pay Fund expenses out of current income without impairing the Money Market Fund’s ability to maintain a stable NAV.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Inflation-Indexed Securities Risk

The value of inflation-indexed fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of an inflation-indexed security. The Fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than a conventional bond.

Large Shareholder Transaction Risk

The Fund may experience adverse effects when certain large shareholders, including institutional accounts, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of the portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Funds) and their service providers (such as the Fund’s Adviser, Administrator, Distributor, Custodian, and Transfer Agent) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Adviser, Administrator, Distributor, Custodian, Transfer Agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. A Fund may also incur substantial costs for cyber security risk management in order to prevent cyber incidents in the future. A Fund and its shareholders could be negatively impacted as a result. There are inherent limitations in business continuity plans and systems designed to minimize the risk of cyber-attacks through the use of technology, processes, and controls, including the possibility that certain risks have not been identified given the evolving nature of this threat. The Funds rely on third-party service providers for many of their day-to-day operations, and will be subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Funds from cyber-attack. The Funds’ investment adviser does not control the cyber security plans and technology systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund’s Adviser or the Fund, each of whom could be negatively impacted as a result. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Yield Risk

The high-quality U.S. Treasury debt instruments in which the Fund invests may not offer as high a yield as may be achieved from lower quality instruments having less safety. An investment in the Fund is not without risk. If the Fund disposes of an obligation prior to maturity, it may realize a loss or gain. An increase in interest rates will generally reduce the value of portfolio investments. In addition, investments are subject to the ability of the issuer to make payment at maturity. The Fund will reassess whether a particular security presents minimal credit risks in certain circumstances.

Certain money market instruments are available only in relatively large denominations, and others may carry higher yields if purchased in relatively large denominations. Also, the Adviser believes that an institutional purchaser of money market instruments who can invest relatively large sums on a regular basis may have investment opportunities that are not available to those who invest smaller sums less frequently. Certain of the Fund’s investment restrictions limit the percentage of the Fund’s assets that may be invested in certain industries or insecurities of any issuer. Accordingly, if the Fund has relatively small net assets and net cash flow from sales and redemptions of shares, the Fund may be unable to invest in money market instruments paying the highest yield available at a particular time.

INVESTMENT LIMITATIONS

Fundamental

The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices that may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered nonfundamental (“Nonfundamental”).

1.	Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

2.	Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Fund may be considered to be an underwriter under the Securities Act of 1933.

3.	Investing in Real Estate

The Fund will not invest in real estate, except that the Fund may trade or enter repurchase agreements with counterparties which invest, deal, or otherwise engage in transactions in real estate or interests therein, or invest in securities that are secured by real estate or interests therein, including real estate investment trusts.

4.	Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and lending their assets to broker/dealers or institutional investors.

5.	Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Funds may trade or enter repurchase agreement with counterparties that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

6.	Concentration of Investments

The Fund will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry other than U.S. government securities. For purposes of this restriction, the term “concentration” has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. U.S. Government securities will not be deemed to constitute an industry. Furthermore, the Fund’s investment in an investment company that concentrates its investments in a particular industry or group of industries will not be considered an investment by the Fund in that particular industry or group of industries.

7.	Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Nonfundamental

The following limitations have been adopted by the Trust with respect to the Fund and are Nonfundamental (see “Investment Limitations” above).

1.	Buying on Margin

The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

2.	Illiquid Securities

The Fund may not purchase or acquire any security if, as a result, more than 5% of its net assets would be invested in securities that are illiquid.

3.	Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

4.	Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectuses and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders. The discussion of investments in this SAI is qualified by the limitations of the Rule.

Portfolio Holdings Disclosure

The Fund discloses portfolio holdings as described below. After such information is released to the public as described below, it may be included in marketing materials, advertisements and presentations. In addition to the policies described below, the Fund may release or authorize the release of portfolio holdings that are not publicly available for legitimate business purposes, provided that such disclosure is approved by the Chief Compliance Officer or Treasurer of the Trust.

The Fund currently has ongoing arrangements to disclose portfolio holdings information to third party service providers of the Fund or the Adviser and to rating or reporting agencies, or data or portfolio analysis firms, which include:

Recipient	Frequency of Disclosure	Information Lag	Date of Information	Date provided to Recipient
XD Fund Advisor LLC	Daily	None	Daily	Daily
Ultimus Fund Solutions LLC	Daily	None	Daily	Daily
U.S. Bank, N.A.	Daily	None	Daily	Daily
Tait, Weller & Baker, LLP	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP	As needed	None	As needed	As needed
Compliance4, LLC	Daily	None	Daily	Daily
PINE Advisors LLC	Daily	None	Daily	Daily

Disclosure of the Fund’s daily portfolio holdings as an exception to the Fund’s normal business practice may be made, provided that the disclosure is deemed to be in the best interests of shareholders and the party receiving the portfolio holdings signs a confidentiality agreement or the policies of the recipient are determined to be adequate to protect the integrity and confidentiality of the information. In no event shall portfolio holdings information be disclosed for compensation. In order to avoid conflicts of interest between the Fund’s shareholders and the Adviser, any exceptions must be approved in writing by the Fund’s Chief Compliance Officer or Treasurer and any such exceptions granted will be presented to the Board on a quarterly basis for their review.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this policy:

●	Disclosures that are required by law;

●	Disclosures necessary for service providers (defined above);

●	Disclosure necessary for rating agencies to assess applicable fund ratings;

●	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities;

●	Disclosures to the applicable fund’s or service providers’ regulatory authorities, accountants, compliance consultants or counsel;

●	Disclosures to the adviser of the fund of compiled data concerning accounts managed by the adviser;

●	Any portfolio holdings that precede a full public disclosure (e.g., portfolio holdings that are dated prior to the most recent quarterly disclosure) are not considered to be sensitive, proprietary information of the Fund, and therefore are not subject to the aforementioned disclosure policies; or

●	Disclosure to certain consultants or analytic companies who calculate aggregate portfolio characteristics, of month-end portfolio holdings information without a delay; provided that the recipient acknowledges that they will keep the list confidential and not share the portfolio holdings with any other party or person before the expiration of the applicable lag.

The Fund currently publishes on its website, www.xdfundadvisor.com, no later than the fifth business day of each month and for a period of not less than six months, a complete schedule of portfolio holdings for the Fund and certain other information required by Rule 2a-7 regarding the Fund’s portfolio holdings as of the last business day or subsequent calendar day of the prior month. The Fund may publish on the website complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so.

Portfolio holdings for the Fund also are currently disclosed through required filings with the SEC. The Fund files its portfolio holdings with the SEC and the holdings are publicly made available twice each fiscal year on Form N-CSR (with respect to each annual period and semiannual period). Certain information with respect to the Fund will be provided in monthly holdings reports to the SEC on Form N-MFP. Form N-MFP will be made available to the public on the SEC’s EDGAR database immediately upon filing after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the Fund’s website. In addition, in the event that the Fund files information regarding certain material events with the SEC on Form N-CR, the Fund will disclose on its website certain information that the Fund is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of the Fund. This information will appear on the Fund’s website no later than the same business day on which the Fund files Form N-CR with the SEC and will be available on the Fund’s website for at least one year. Shareholders may obtain the Fund’s Forms N-CSR, N-MFP and N-CR filings on the SEC’s website at sec.gov.

Additional Purchase and Redemption Information

All investments and exchanges are subject to approval by the Fund and the Fund reserves the right to reject any purchase or exchange of shares at any time. The Fund requests advance notification of investments in excess of 5% of the current net assets of the Fund. The Fund also encourages, to the extent possible, advance notification of large redemptions.

Generally, all purchases must be made in cash. However, the Fund reserves the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Fund’s Board. If payment is made in securities, the Fund will value the securities in the same manner in which it computes its NAV.

Generally, all redemptions will be for cash. However, if during any 90-day period you redeem shares in an amount greater than the lesser of $250,000 or 1% of the Fund’s net assets, the Fund reserves the right to pay part or all of your redemption proceeds above such threshold in readily marketable securities instead of cash in accordance with procedures approved by the Fund’s Board. Marketable securities may include illiquid securities. You may experience a delay in converting illiquid securities to cash. Redemption-in-kind proceeds are limited to securities that are traded on a public securities market or are limited to securities for which bid and asked prices are available. They are distributed to the redeeming shareholder based on a weighted-average pro-rata basis of the Fund’s holdings. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and transaction costs if the securities are sold.

The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

MANAGEMENT OF THE TRUST

Trustees

Name, Address(1), and Year of Birth	Position(s) held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Venkatesh Reddy, 1974	Trustee	Indefinite Since November 2023	Private investor (2023 to present); Vice President and CIO of Sustainable Credit Strategies at Osterweis Capital Management (2022 to 2023); Founder and CEO of Zeo Capital Advisors (2009 to 2022).	1	N/A
Stacy Roode, 1968	Trustee	Indefinite Since November 2023	General Manager, Colorado Regional Leader at Fidelity Investments (March 2018 to September 2020); President, Shareholder Services Inc. at Oppenheimer Funds (March 1992 to March 2018)	1	UMB RFS II (January 2023 to present)

Interested Trustees
James H. Freis, Jr., 1970	Trustee; Chairman	Indefinite Since October 2023	Independent Consultant and Investor, Market Integrity Solutions LLC (January 2021 – present); CEO, Wirecard AG (June – December 2020); Chief Compliance Officer, Deutsche Börse AG (March 2014 – June 2020)	1	Ora, Inc. (July 2022 – present) (director of a privately-held company); NetXD Inc. (July 2022 to present) (director of a privately-held company) (potential affiliate of the Fund = owner of the Adviser); CBW Bank (August 2023 to present) (director of a privately-held company) (potential affiliate of the Fund = under common control with NetXD, which in turn is owner of the Adviser)

(1)	The business address for each Trustee is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Officers

Name, Address(1), and Year of Birth	Position(s) held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Sreevatsan Rajagopalan, 1970	President and Secretary	Indefinite Since October 2023	Principal, Head of Real Estate Risk, Operational Risk and Internal Controls. Investcorp (Investcorp is a global manager of alternative investment products, for private and institutional clients.) Oct 2013 – Mar 2021
Madeline Arment, 1989	Treasurer	Indefinite Since October 2023	Director, PINE Advisor Solutions (since 2022); Treasurer and Principal Financial Officer, Nomura Alternative Income Fund (since 2023); Treasurer and Principal Financial Officer, ALTI Private Equity Access and Commitments Fund (since 2023); Assistant Treasurer, Griffin Institutional Access Real Estate Fund (2019 – 2022); Assistant Treasurer, Griffin Institutional Access Credit Fund (2019 – 2022); Assistant Treasurer, Stadion Investment Trust (2018 – 2021); Fund Controller, ALPS Fund Services, Inc., (2018 – 2022)
Peter Guarino, 1958	Chief Compliance Officer	Indefinite Since October 2023	President and Chief Compliance Officer, Compliance4, LLC March 2018 to the present.
Jesse Hallee, 1976	Assistant Secretary	Indefinite Since November 2023	Senior Vice President and Associate General Counsel (2022 – Present); Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (2019 – 2022); Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – 2019).

(1)	The business address of each officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Leadership Structure and Board of Trustees

The primary responsibility of the Board is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. A majority of the Trustees on the Board are independent of and not affiliated with the Adviser or its affiliates. The Trustees have delegated day to day operation of the Fund to various service providers whose activities they oversee.

The Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Fund’s Chief Compliance Officer at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure. The Board has appointed Stacy Roode as lead Independent Trustee. The Board has determined that the leadership and committee structure is appropriate for the Trust and allows the Board to effectively and efficiently evaluate issues that impact the Trust as a whole as well as issues that are unique to the Fund.

Board Oversight of Risk

The Fund is subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities. Day-to-day risk management with respect to the Fund resides with the Adviser or other service providers, subject to supervision by the Adviser. The Board oversees efforts by management and service providers to manage the risk to which the Fund may be exposed. For example, the Board meets with the portfolio manager and receives regular reports regarding investment risk. The Board meets with the Chief Compliance Officer of the Trust and receives regular reports regarding compliance and regulatory risks. In addition, the Board meets with the Chief Compliance Officer of the Trust in Executive Session on a quarterly basis. The Board has two standing committees: an Audit Committee and a Nominating and Governance Committee. The Audit Committee is comprised of Mr. Reddy (chair) and Ms. Roode.

The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Fund.

The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board. Mr. Reddy serves as the Chairman of the Audit Committee and is designated as the Audit Committee’s financial expert.

The Nominating and Governance Committee is responsible for the selection and nomination of candidates for appointment or election to serve as Trustees and in establishing, implementing and executing policies, procedures, and practices that assure orderly and effective governance of the Trust. The Nominating and Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board but has not adopted any specific policy in this regard. The Nominating and Governance Committee is comprised of Mr. Reddy and Ms. Roode (chair). The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Trust’s Secretary.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser, its affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing the Fund, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Fund.

Trustee Attributes

The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Fund. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.

Below is additional information concerning each particular Trustee and his/her attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.

James H. Freis, Jr. – Mr. Freis has been an Interested Trustee of the Trust since October 2023. Mr. Freis currently serves as an Independent Consultant and Investor at Market Integrity Solutions LLC. Mr. Freis is a CFA charterholder and attorney and was formerly the Director of the US Department of the Treasury, Financial Crimes Enforcement Division (FinCEN). Among other roles, Mr. Freis was also formerly Managing Director and Group Chief Compliance Officer for the Deutsche Börse Group from 2014-2020, Senior Counsel at the Bank for International Settlements from 1999-2005, and Attorney at the Federal Reserve Bank of New York from 1996-1999. Mr. Freis was selected to serve as a Trustee of the Trust based on his business and financial services experience. Additional information regarding Mr. Freis’ principal occupations and other trusteeships is presented in the chart above.

Venkatesh Reddy – Mr. Reddy has been an Independent Trustee of the Trust since November 2023. Mr. Reddy founded Zeo Capital Advisors in 2009 and served as its CEO until May 2022 when Zeo Capital Advisors’ assets were acquired by Osterweis Capital Management, after which he served as Vice President and CIO of Sustainable Credit Strategies at Osterweis Capital Management. Mr. Reddy was selected to serve as a Trustee of the Trust based on his business and financial services experience. Additional information regarding Mr. Reddy’s principal occupations is presented in the chart above.

Stacy Roode – Ms. Roode has been an Independent Trustee of the Trust since November 2023. Ms. Roode has over 30 years’ experience in the financial services industry, with previous roles as Senior Vice President and General Manager for the Colorado Regional Center for Fidelity Investments and President of the Transfer Agent (TA) for OppenheimerFunds. Ms. Roode was selected to serve as a Trustee of the Trust based on her business and financial services experience. Additional information regarding Ms. Roode’s principal occupations is presented in the chart above.

Fund Shares Owned by Trustees as of December 31, 2023

	XD Treasury Money Market Fund	Aggregate Dollar Range of Shares Owned in All Funds Within the Trust Overseen by Trustee
Name of Independent Trustee
Venkatesh Reddy	0	$0
Stacy Roode	0	$0
Name of Interested Trustee
James H. Freis, Jr.	0	$0

As of December 31, 2023, the Trustees and Officers of the Trust as a group owned less than 1% of the shares of each class of the Fund.

Trustee Compensation

Each Trustee receives for his or her services to the Trust, a quarterly fee of $2,500. The Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As the Fund is recently launched, the Fund has not yet paid compensation to the Trustees.

Codes of Ethics

The Adviser has adopted a Code of Ethics (together, the “Codes”) under Rule 17j-1 of the 1940 Act and Rule 204A of the Advisers Act. The personnel subject to the Adviser Code are permitted to invest in securities, including securities that may be purchased or held by the Fund, with the exception of Adviser personnel as described in “Personal Security Trading by the Portfolio Managers.” You may obtain a copy of the Adviser’s Code from the Securities and Exchange Commission’s EDGAR website or by calling the Adviser at 1-860-338-8384. Rule 17j-1(c)(1)(i) of the 1940 Act exempts money market funds from the requirement to adopt a Code of Ethics. The Fund, pursuant to this Rule, has elected not to adopt a Code of Ethics for the Fund.

Proxy Voting Policies and Procedures

General Policy

The Fund generally does not expect to vote proxies as it intends to invest in U.S. Government securities. However, the Trust has delegated proxy voting responsibilities with respect to the Fund to the Adviser, subject to the general oversight of the Board. The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations and the Proxy Policy has been approved by the Board of Trustees as the policies and procedures that the Adviser will use when voting proxies on behalf of the Fund. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Fund and its shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the interests of the Fund’s shareholders, on one hand, and those of the Adviser or principal underwriter on the other will be reported to the Board and the Board will provide direction to the Adviser on how to vote the proxy.

The Proxy Policy sets forth the Adviser’s voting guidelines. The guidelines contain information about the key objectives in voting proxies, various client and Adviser decision methods, conflicts of interest, general voting principles, and detailed explanations on how the Adviser will typically vote on certain matters that are typically up for shareholder vote. Each vote is ultimately determined on a case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.

How to Obtain More Information

Investors may obtain a copy of the Proxy Policy by writing to the Trust at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 or by calling the Trust at 1-833-993-9200. Information about how the Fund voted proxies relating to portfolio securities for the 12-month period ended June 30th, when available, will be available without charge, upon request, by calling the Trust at 1-833-993-9200 and on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of December 31, 2023, no person owned 5% or more of a class of the Fund’s outstanding shares. A person owning of record, for the benefit of others, more than 25% of a class of the Fund’s outstanding shares may be deemed to control the class or Fund. A controlling shareholder can control the outcomes of proposals submitted to shareholders for approval.

INVESTMENT ADVISORY AND OTHER SERVICES

XD Fund Advisor LLC, located at 1 Corporate Drive, Suite #100, Windsor Locks, CT 06096 (the “Adviser”) is the Investment Adviser for the Trust.

Pursuant to the Investment Advisory Agreement dated as of January [__], 2024 (the “Advisory Agreement”) between the Adviser and the Fund, the Adviser, subject to the supervision of the Board and in conformity with the stated objective and policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund’s portfolios, including the purchase, retention and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the Fund. The services of the Adviser are not exclusive under the terms of the Advisory Agreement and the Adviser is free to render management services to others.

Pursuant to the Advisory Agreement, the Adviser charges a management fee which is designed to compensate the Adviser for providing services for the Fund, as set forth below:

Fund	Management Fee Percentage of Average Daily Net Assets
XD Treasury Money Market Fund	0.20%

The Trust on behalf of the Fund pays all costs, fees, expenses or charges in connection with its assets, investments and operations, including: (1) office and clerical expenses not relating to the services provided by the Adviser hereunder; (2) fees and expenses of Trustees; (3) governmental fees; (4) interest charges and any other expenses associated with financial leverage; (5) taxes; (6) fees and charges for legal and auditing services relating to the Funds; (7) fees and expenses of any custodians or trustees with respect to custody of its assets; (8) fees, charges and expenses of dividend disbursing agents, registrars and transfer agents (including the cost of keeping all necessary shareholder records and accounts, and of handling any problems relating thereto and the expense of furnishing to all shareholders statements of their accounts after every transaction including the expense of mailing); (9) costs and expenses of redemptions of its shares; (10) costs and expenses of preparing, printing and mailing to shareholders ownership certificates, proxy statements and materials, prospectuses, statements of additional information, reports and notices; provided that, the Fund shall not be responsible for costs and expenses associated with preparing, printing and mailing to shareholders proxy statements that are being prepared, printed and mailed at the request of the Adviser; (11) costs of preparing reports to governmental agencies; (13) brokerage fees and commissions of every kind and expenses in connection with the execution of portfolio security transactions (including the cost of any service or agency designed to facilitate the purchase and sale of portfolio securities); (13) postage; and (14) insurance premiums. The Fund will pay all expenses, if any, which may be incurred pursuant to the Fund’s Rule 12b-1 Distribution Plan and Shareholder Services Plan. As the Fund is recently launched, the Fund has not paid management fees to the Adviser.

The Advisory Agreement has an initial term of two years and shall continue from year to year provided such continuance is specifically approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Trust. The Board of Trustees or the shareholders of the Fund may terminate the Advisory Agreement upon sixty (60) days’ written notice. The Adviser may terminate the Advisory Agreement upon one hundred and twenty (120) days’ written notice Disclosure of the basis for the Board’s approval of the Advisory Agreement will be available in the Fund’s shareholder report for the period ended March 31, 2024.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Manager Compensation

Compensation to the Portfolio Manager consists of an annual salary and a portion of an annual incentive bonus pool. The base salary is based on the job description of the position and the overall qualifications of the individual. The bonus pool is determined as a fraction of the Adviser’s annual net income and paid over the course of the next three years. Additionally, the Portfolio Manager has been approved to hold stock options on shares of the Adviser’s parent company, NetXD Inc. Options will vest over a 48-month period from initial vesting date.

Trade Allocation

The Adviser does not have any policy to allocate trades among its clients as the Fund is the sole client of the Adviser.

Personal Security Trading by the Portfolio Manager

The Adviser has adopted a Code of Ethics designed to: (1) demonstrate the Adviser’s duty at all times to place the interest of clients and Fund shareholders first; (2) align the interests of the Portfolio Manager with clients and Fund shareholders, and (3) mitigate inherit conflicts of interest associated with personal securities transactions.

Best Execution

The Adviser has controls in place for monitoring the Fund’s trade execution, including reviewing trades for best execution.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Subject to policies established by the Board of the Trust, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. All shareholders bear the costs when executing portfolio transactions in the Fund.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Fund.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. It is the opinion of the Board and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Advisory Agreement.

Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Transactions of advisory clients (including the Fund) may also be blocked with those of the Adviser. The Adviser and its affiliates will be permitted to participate in the blocked transaction alongside its advisory clients or after all orders of advisory clients (including the Fund) are filled.

In certain circumstances, such as a buy in for failure to deliver, the Adviser is not able to select the broker/dealer who will transact to cover the failure. For example, the Fund can have a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold. If the broker/dealer effects a buy-in, the Adviser will be unable to control the trading techniques, methods, venues or any other aspect of the trade used by the broker/dealer.

The Adviser may not give consideration to sales of shares of the Fund as a factor in selecting brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell Fund shares so long as such placements are made pursuant to policies approved by the Board that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

As the Fund is recently launched, the Fund has not yet paid brokerage commissions.

DISTRIBUTION PLAN

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, applicable to its Investor Class shares, which permits the Fund to pay for certain distribution and promotion activities related to marketing their shares. Pursuant to the Plan, the Fund will pay its principal underwriter a fee for the principal underwriter’s services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of 0.25% of the average daily net assets of the Investor Class shares. Payments received by the principal underwriter pursuant to the Plan may be greater or less than distribution expenses incurred by the principal underwriter with respect to Investor Class shares and are in addition to fees paid by the Fund pursuant to the Advisory Agreement. The principal underwriter may in turn pay others for distribution and shareholder servicing as described below.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) compensation for amounts advanced to securities dealers or their firms or others (including retirement plan recordkeepers) selling shares of a Fund and who have executed an agreement with the Trust, the Distributor or its affiliates, which form of agreement has been approved from time to time by the Board, including the Independent Trustees, with respect to the sale of Fund shares; (b) to assist in the distribution and promotion of shares of a Fund or any particular class of shares thereof; (c) the printing of prospectuses and reports used for sales purposes, expenses of preparing and distributing sales literature (and any related expenses), advertisements, and other distribution-related expenses; additional distribution fees paid to securities dealers or their firms or others (including retirement plan recordkeepers) who have executed agreements with the Trust, the Distributor or its affiliates; or certain promotional distribution charges paid to broker-dealer firms or others, or for participation in certain distribution channels (otherwise referred to as marketing support), including business planning assistance, advertising, educating dealer personnel about a Fund and shareholder financial planning needs, placement on dealers’ lists of offered funds, access to sales meetings, sales representatives and management representatives of dealers, participation in and/or presentation at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer sponsored events, and ticket charges. The Fund does not participate in any joint distribution activities with other mutual funds outside of the Trust.

The Trustees expect that the Plan will encourage distribution of the Fund’s Investor Class shares. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

The Plan has been approved by the Fund’s Board, including a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class.

Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees.

As the Fund is recently launched, Investor Class has not paid any amounts under the distribution plan.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan (the “Shareholder Services Plan”) with respect to each class of the Fund’s shares. Under the Shareholder Services Plan, the Fund is authorized to pay financial intermediaries (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.16%, 0.16%, and 0.10% for Institutional Class, Investor Class, and Select Class shares, respectively, of the average daily net asset value of such Class’s shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization.

OTHER PAYMENTS BY THE FUND

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution fees the Fund may pay to financial intermediaries pursuant to the Fund’s distribution plan, if any.

Financial Intermediaries

The Fund has authorized certain financial intermediaries to accept purchase and redemption orders on their behalf. The Fund will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.

The Adviser does not consider a financial intermediary’s sale of shares of the Fund when selecting brokers or dealers to effect portfolio transactions for the Fund.

Payment of Additional Cash Compensation

On occasion, the Adviser may make payments out of its resources and legitimate profits, which may include profits the Adviser derives from investment advisory fees paid by the Fund, to financial intermediaries as incentives to market the Fund, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” or “revenue sharing” and are in addition to the sales charges and Rule 12b-1 fees. The payments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to purchase shares of the Fund, the amount the Fund will receive as proceeds from such sales, or the amount of Rule 12b-1 fees and other expenses paid by the Fund.

Additional cash compensation payments may be used to pay financial intermediaries for: (a) transaction support, including any one- time charges for establishing access to Fund shares on particular trading systems (known as “platform access fees”); (b) program support, such as expenses related to including the Fund in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (c) placement by a financial intermediary on its offered, preferred, or recommended fund list; (d) marketing support, such as providing representatives of the Adviser access to sales meetings, sales representatives and management representatives; (e) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Fund and shareholder financial planning needs; and (f) providing other distribution- related or asset retention services.

Additional cash compensation payments generally are structured as basis point payments on assets, gross or net sales or, in the case of platform access fees, fixed dollar amounts.

As the Fund is recently launched, no Class has paid any amounts to broker- dealers offering shares of the Fund or their affiliates.

In addition to member firms of the Financial Industry Regulatory Authority, the Adviser also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the Fund and shareholders, such as banks, insurance companies, and plan administrators. These firms are not included in this list. You should ask your financial intermediary whether it receives additional cash compensation payments, as described above, from the Adviser.

The Adviser may also pay non-cash compensation to financial intermediaries and their representatives in the form of (a) occasional gifts; (b) occasional meals, tickets or other entertainment; and/or (c) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

DETERMINATION OF SHARE PRICE

The Trust offers three classes of Shares: Institutional, Investor, and Select. None of the share classes incur a sales charge but have different expenses specific to that class, which affect their performance. Each Share class represents interests in a single portfolio of securities.

The Adviser attempts to stabilize the net asset value (“NAV”) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Fund’s Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 pm (Eastern time) but may vary due to market circumstances or other reasons (NYSE close) on each day the NYSE is open. In addition, the Fund reserves the right to allow the purchase, redemption and exchange of Shares on any other day on which regular trading in money market instruments takes place. On any day that the bond markets close early, such as days in advance of holidays or in the event of an emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the securities trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded at significant volume for a substantial period, or (4) the Adviser determines that the quotation of the price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

The Board of Trustees of XD Fund Trust has designated the Adviser as the Fund’s “valuation designee” pursuant to Rule 2a-5 under the 1940 Act. Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of a time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security (including a repurchase agreement counterparty) may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry. Events can include political or other developments affecting the economy.

There can be no assurances that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

To the extent the Fund invests in other money market funds, the prospectuses for those funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

U.S. Fixed Income Securities

Fixed income securities shall be valued at an evaluated bid price, generally as of 4:00 p.m. ET, provided by an independent pricing service approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data. Shares of other open-end investment companies are valued at their closing NAVs reported on each business day.

These securities are generally considered to be fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures utilized by the valuation designee need not be applied. Securities with less than 61 days to maturity may be valued at amortized cost. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

FEDERAL INCOME TAXES

The following discussion of certain U.S. federal income tax consequences is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The tax considerations relevant to a specific shareholder depend upon the shareholder’s specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Trust or its investments. Each shareholder should consult a qualified tax advisor regarding the tax consequences of an investment in the Fund. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the U.S. federal income tax regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Fund may vary depending upon his or her particular situation. This discussion only applies to shareholders who are U.S. persons, except where otherwise specifically indicated. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

Except where expressly noted, this discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt entities, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax or U.S. federal corporate alternative minimum tax, or (ix) insurance companies.

If a pass-through entity (including for this purpose any entity treated as a partnership or S corporations for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner in an entity will generally depend upon the status of the owner and the activities of the entity. Owners of pass-through entities that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

Taxation of the Fund

The Fund intends to qualify as a regulated investment company under Subchapter M of the Code (a “RIC”), which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, to the extent such amounts are distributed to shareholders in accordance with the applicable timing requirements.

The Fund intends to distribute substantially all of its net investment income (including any excess of net short-term capital gains over net long-term capital losses) and net capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) in accordance with the timing requirements imposed by the Code and therefore would not be required to pay any federal income or excise taxes. Net capital gain for a fiscal year is computed by taking into account any capital loss carry forward of the Fund.

To be treated as a RIC under Subchapter M of the Code, the Fund must, among other things, also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or non-U.S. currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other RICs, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships and (c) distribute with respect to each taxable year an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) 90% of its tax-exempt interest income, net of expenses allocable thereto. For purposes of meeting the diversification requirement described in (b) above, in the case of the Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower.

With respect to (a) above, the Internal Revenue Service (“IRS”) may limit qualifying income from certain derivatives to the amount of such income that is directly related to a RIC’s principal business of investing in stock or securities pursuant to regulations that may be promulgated in the future. The requirements for qualification as a RIC may significantly limit the extent to which the Fund may invest in some investments.

To the extent that it qualifies for treatment as a RIC, the Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, described below). In certain situations, the Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying a Fund-level tax and, in the case of diversification failures, disposing of certain assets. If the Fund fails to qualify as a RIC under Subchapter M in any fiscal year, for example, because it was not sufficiently diversified under the applicable Code tests, the Fund may be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. However, distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund. To qualify again to be taxed as a RIC that is accorded special tax treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions. In addition, if the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a RIC in a subsequent year.

As a RIC, the Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of the sum of net short-term capital losses) properly reported by the Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis. The Fund intends to distribute substantially all of its investment company taxable income and to distribute all of its net capital gains, after offsetting any capital loss carryforwards. If the Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. However, the Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the RIC distribution requirements and for purposes of determining its taxable income (“spill-back dividends”). Spill- back dividends are taxed to shareholders in the year in which they are received.

If the Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and (iii) will be entitled to obtain a refund of the excess, if any, of their allocable share of the tax paid by the Fund on such undistributed amount over the shareholder’s tax liability on such amount. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

As a RIC, the Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under rules contained in Section 4982 of the Code. These rules require payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November, or December of that preceding year. There can be no assurance that the Fund indeed will make sufficient distributions to avoid entirely the imposition of federal excise or income taxes on the Fund. The Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis).

The following discussion of U.S. federal income tax consequences assumes that the Fund will qualify as a RIC for all taxable periods. This discussion is for the general information of shareholders that are U.S. persons subject to tax. Shareholders that are IRAs or other qualified retirement plans generally are exempt from income taxation under the Code. Shareholders that are non-U.S. persons, IRAs or other qualified retirement plans should consult their own tax advisors regarding the tax consequences of an investment in the Fund.

If the Fund is a “personal holding company” and fails to distribute (or to be treated as distributing) all of its investment company taxable income may also be subject to a 20% nondeductible tax on its “undistributed personal holding company income.” The Fund would generally be a personal holding company for a taxable year if five or fewer individuals own more than 50% of its outstanding shares at any time in the last half of the taxable year. The term “individual” for this purpose includes private foundations and certain trusts. The Fund does not expect to be subject to the tax on undistributed personal holding company income, although there can be no assurance that this will not occur.

Equalization Accounting

The Fund may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalization accounting, the Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares. This method would allow the Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders but would not reduce the total return on a shareholder’s investment. If the IRS determines that the Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting is not available for the Fund that is a personal holding company for federal income tax purposes.

Taxation of Fund Distributions

Distributions of taxable net investment income (including the excess of net short-term capital gain over net long-term capital loss) generally are taxable to shareholders as ordinary income to the extent of the Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to the Fund shareholders as long-term capital gains. Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

Distributions of net realized capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Under current law, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum federal income tax rate of 20%, in addition to the 3.8% Medicare surtax as discussed below. Capital gains of corporate shareholders are taxed at the same rate as ordinary income.

Under the Code, the Fund will be required to report to the IRS all distributions of taxable income and net realized capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder invested in such Fund (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as “exempt-interest dividends,” a designation which the Fund generally does not expect to make).

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year.

Because the Fund’s income will consist principally of interest income, distributions from the Fund generally will not be “qualified dividend income” that would be taxable to noncorporate shareholders at long-term capital gains rates. In addition, a corporate shareholder of the Fund will not be eligible for any dividends-received deduction on Fund distributions attributable to dividends received by the Fund.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable currently, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

State and Local Taxes

State laws generally provide for a pass-through by a RIC of the state and local income tax exemption that applies to direct owners of U.S. government securities. Some states limit this pass-through to RICs that invest a certain amount or percentage of their holdings in U.S. government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for exemption from taxation.

Sale or Redemption of Fund Shares

The Fund will seek to maintain a stable NAV of $1 per share; but there can be no assurance that it will be able do so. Accordingly, shareholders are generally not expected to recognize taxable gains or losses on the sale or redemption of Fund shares.

However, if the Fund is unable to maintain a stable $1 per share NAV, a shareholder who sells or redeems shares at the applicable NAV may recognize a taxable gain or loss on the transaction. Any such gain or loss recognized on a sale or redemption of shares will be a capital gain or loss if the shareholder held its shares as capital assets. Unless a shareholder elects to adopt the “NAV method” of accounting described below, any such capital gain or loss generally will be treated as short-term if the shareholder held Fund shares for one year or less or long-term if the shareholder held Fund shares for longer. If a shareholder sells or redeems shares at a loss, the loss will generally be disallowed under the “wash sale” rule of the Code if the shareholder purchase substantially identical shares (including through dividend reinvestment) within 30 days before or after the sale or exchange.

By contrast, for a shareholder who elects to adopt the “NAV method” of accounting, rather than compute any gain or loss separately for each taxable redemption of Fund shares, the shareholder would calculate the gain or loss based on the change in the aggregate value of the Fund shares during a computation period (which can be the shareholder’s taxable year or certain shorter periods), reduced by the net investment (defined as the amount of purchases less the amount of taxable sales or redemptions) in those Fund shares during that period. Under the NAV method, if a shareholder holds the shares as a capital asset, any resulting net gain or loss would be treated as short-term capital gain or loss. The wash sale rules should generally not apply to disallow a loss incurred by a shareholder who uses the NAV method.

Shareholders may use different methods of accounting for Fund shares that the shareholder holds in different accounts.

Exchanges of Shares between Shares Classes of the Fund

Exchanges of shares between classes of the Fund are generally not taxable transactions. Certain “significant holders” of the Fund within the meaning of Treasury Regulation Section 1.368-3(c)(1) will be required to include in their federal income tax returns for the year of the exchange of one class of shares for another of the Fund for which they are significant holders the information listed in Treasury Regulations. The term “significant holders” refers to shareholders of the Fund who own at least one percent (by vote or value) of the total outstanding shares of the Fund, as well as shareholders who own shares of the Fund (immediately before the share class transfer in question) having a tax basis of at least $1 million.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), (ii) is identified by the IRS as otherwise subject to back-up withholding, or (iii) fails to timely certify to the Fund that it is a U.S. person not subject to such withholding. The backup withholding tax rate is 24% for tax years beginning before January 1, 2026. Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder federal income tax liability, if any, provided that certain required information is timely furnished to the IRS.

Surtax on Net Investment Income

An additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends, qualified dividend income and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified and adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Net investment income includes interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business). Net investment income also includes ordinary income and capital gain distributions received by a Fund shareholder from the Fund, as well as the shareholder’s net gains from redemptions or other taxable dispositions of Fund shares. Net investment income is reduced by deductions properly allocable to such income.

Other Tax Matters

Special tax rules apply to investments by tax-exempt entities and to investments through defined contribution plans and other tax- advantaged plans and investments by tax-exempt entities. Prospective investors should consult their tax advisor to determine the suitability of investing through such plans or entities and the precise effect of an investment in the Fund would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes.

Investors are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.

CUSTODIAN

U.S. Bank, N.A., located at 425 Walnut Street, Cincinnati, Ohio 45202 is the Custodian for the Fund’s investments. The Custodian acts as the Fund’s depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Fund pursuant to a Master Services Agreement (the “Master Services Agreement”).

As Administrator, Ultimus has agreed to perform or arrange for the performance of the following services (under the Master Services Agreement, Ultimus may delegate all or any part of its responsibilities thereunder), among others:

●	prepare and assemble reports required to be sent to the Fund’s shareholders and arrange for the printing and dissemination of such reports;

●	assemble reports required to be filed with the SEC and file such completed reports with the SEC;

●	file the Fund’s federal income and excise tax returns and the Fund’s state and local tax returns;

●	assist and advise the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

●	make such reports and recommendations to the Board, as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the custodian, verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

As Transfer Agent, Ultimus performs the following services in connection with the Fund’s shareholders: maintains records for the Fund’s shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus’ fees under the Master Services Agreement are paid by the Fund. The Master Services Agreement, unless otherwise terminated as provided in the Master Services Agreement, has an initial term of three years and is renewed automatically for successive one-year periods after the initial term. The Master Services Agreement provides that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Master Services Agreement relates, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP, located at Two Liberty Place, 50 S. 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, has been selected as independent registered public accounting firm for the Trust. Their services include auditing the annual financial statements and financial highlights of the Fund as well as other related services.

DISTRIBUTOR

Ultimus Fund Distributors, LLC, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund pursuant to a Distribution Agreement (the “Agreement”). The Distributor is obligated to sell shares of the Fund only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor is compensated for its services to the Trust under a written agreement for such services.

By its terms, the Distribution Agreement is for an initial term of two years and will continue in effect year-to-year thereafter so long as such renewal and continuance is approved at least annually by (1) the Board or (2) a vote of the majority of the Fund’s outstanding voting shares; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The Distribution Agreement may be terminated at any time, on sixty days written notice, without payment of any penalty, by the Trust or by the Distributor. The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

Compliance and Treasury Services

PINE Advisors LLC (“PINE”) provides treasury services to the Fund pursuant to a service agreement. In consideration for these services, PINE is paid a monthly fee out of the assets of the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses.

COMPLIANCE4, LLC

Compliance4, LLC (“Compliance4”) provides chief compliance officer services to the Trust pursuant to a Trust CCO Agreement. In consideration for these services, Compliance4 is paid a monthly fee out of the assets of the Fund. The Fund also reimburses Compliance4 for certain out-of-pocket expenses.

FINANCIAL STATEMENTS

As the Fund is recently launched, financial statements are not yet available for the Fund. Copies of the Fund’s Semi-Annual Report and Annual Report, when available may be obtained free of charge by calling the Trust at 1-833-993-9200 or by downloading a copy at www.xdfundadvisor.com. You may also obtain the Semi-Annual Report or Annual Report, when available as well as other information about the Trust, from the EDGAR Database on the SEC’s website at http://www.sec.gov.

xd treasury money market fund

Financial Statements

December 27, 2023

xd treasury money market Fund

Index to Financial Statements

Page
Audited Financial Statements
Report of Independent Registered Public Accounting Firm	F-2
Statement of Assets and Liabilities	F-3
Statement of Operations	F-4
Notes to the Financial Statements	F-5

F-1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder of XD Treasury Money Market Fund and

The Board of Trustees of XD Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of XD Treasury Money Market Fund, a series of XD Fund Trust, (the “Fund”) as of December 27, 2023, and the related statement of operations for the period October 4, 2023 (date of organization) to December 27, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 27, 2023 and the results of its operations for the period October 4, 2023 to December 27, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of the Fund since 2023.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ Tait, Weller & Baker LLP

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 10, 2024

F-2

xd treasury money market Fund

STATEMENT OF ASSETS AND LIABILITIES

December 27, 2023

ASSETS
Cash	$100,000
Deferred offering costs	38,950
Receivable from Adviser for reimbursement of organizational costs	70,640
Total Assets	209,590

LIABILITIES
Accrued offering costs	38,950
Accrued organizational costs	70,640
Total Liabilities	109,590

NET ASSETS	$100,000

At December 27, 2023, the components of net assets were as follows:

Paid-in capital	$100,000

Institutional Class Shares
Shares of beneficial interest outstanding	100,000
Unlimited number of shares $0 Par Value

Net asset value and maximum offering price per share	$1.00

See notes to financial statements.

F-3

xd treasury money market fund

STATEMENT OF OPERATIONS

For the period October 4, 2023 (Date of Organization) to December 27, 2023

INVESTMENT INCOME	$-

EXPENSES
Organizational Expenses	70,640
Less: Reimbursement from Adviser	(70,640)
Net Expenses	$-

NET INVESTMENT INCOME	$-

See notes to financial statements.

F-4

xd treasury money market fund

NOTES TO FINANCIAL STATEMENTS

December 27, 2023

1)	ORGANIZATION

XD Treasury Money Market Fund, a series of XD Fund Trust, (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act’’), as a diversified, open-end management investment company. The Fund was organized as a Delaware statutory trust on October 4, 2023, as subsequently amended and restated on October 18, 2023, and is operates as a Government Money Market Fund as defined in Rule 2a-7 under the 1940 Act.

The Fund currently offers Institutional Class shares and Investor Class shares but may offer Select Class shares in the future. The Fund’s initial offering price is $1.00. The Adviser purchased Institutional Class shares at $1.00 per share on December 27, 2023.

The investment objective of the Fund is to provide preservation of capital and liquidity while providing income. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies used in preparing the financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Organizational and Offering Costs

The Fund expenses organization costs as incurred. Offering costs may include insurance fees, state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. These organization and offering costs may be advanced by the Adviser and the Adviser has agreed to reimburse the Fund for these expenses, subject to potential recovery (see Note 3). Organizational costs which are subject to reimbursement by the Adviser are presented in the Statement of Assets and Liabilities as a receivable from Adviser. The total amount of the organization costs and offering costs incurred by the Fund is estimated at approximately $70,640 and $38,950, respectively.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions related to the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Share Valuation

The Fund will calculate the net asset value (“NAV”) of each class of shares as of the close of business on each business day.

F-5

xd treasury money market fund

NOTES TO FINANCIAL STATEMENTS, continued

December 27, 2023

Tax Information

It is the policy of the Fund to qualify as a regulated investment company, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

Indemnification

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3)	AGREEMENTS

Pursuant to an Investment Advisory Agreement, XD Fund Advisor (the “Adviser’’) serves as the Fund’s investment adviser and is responsible for determining and implementing the Fund’s overall investment strategy, subject to the general supervision of the Board of Trustees.

Pursuant to the Investment Advisory Agreement, (the “Advisory Agreement”), the Adviser, subject to the supervision of the Board and in conformity with the stated objective and policies of the Fund, manages the investment operations of the Fund and the composition of the Fund’s portfolio, including the purchase, retention and disposition of securities. The Fund pays the Adviser an investment advisory fee equal to 0.20% of the Fund’s average daily net assets.

The Adviser has agreed to waive its fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest) paid by the Fund’s Institutional Class, Investor Class, and Select Class will not exceed 0.26%, 0.51%, and 0.20%, respectively.

The Trust has adopted a shareholder services plan (the “Shareholder Services Plan”) with respect to each class the Fund’s shares. Under the Shareholder Services Plan, the Fund is authorized to pay financial intermediaries (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.16%, 0.16%, and 0.10% for Institutional Class, Investor Class, and Select Class shares, respectively, of the average daily net asset value of such Class’s shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization.

4)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of the date of this financial statement, the Adviser owns 100% of the outstanding Shares.

5)	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements and has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

F-6

APPENDIX A - RATINGS OF DEBT INSTRUMENTS

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”)

GLOBAL LONG-TERM RATING SCALE

Ratings assigned on Moody’s global long-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

GLOBAL SHORT-TERM RATING SCALE

Ratings assigned on Moody’s global short-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations. P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations. P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations. NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P GLOBAL RATINGS (“S&P”)

ISSUE CREDIT RATING DEFINITIONS

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS*

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

*	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

FITCH RATINGS. (“FITCH”)

ISSUER DEFAULT RATINGS

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity’s relative vulnerability to default on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest credit quality.

‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.

‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.

‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality.

‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.

‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly speculative.

‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk.

Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Near default

A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

c. the formal announcement by the issuer or their agent of a distressed debt exchange;

d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted default.

‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:

a. an uncured payment default on a bond, loan or other material financial obligation, but

b. has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

c. has not otherwise ceased operating.

This would include:

i. the selective payment default on a specific class or currency of debt;

ii. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

iii. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D: Default.

‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

SHORT-TERM RATINGS ASSIGNED TO ISSUERS AND OBLIGATIONS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High Short-Term Default risk. Default is a real possibility.

RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. For example, the rating category ‘AA’ has three notch-specific rating levels (‘AA+’; ‘AA’; ‘AA-’; each a rating level). Such suffixes are not added to ‘AAA’ ratings. For corporate finance obligation ratings, they are not appended to rating categories below the ‘CCC’. For all other sectors/obligations, they are not assigned to rating categories below the ‘B’.

APPENDIX B - XD Fund Trust PROXY VOTING POLICY

PROXY POLICY

The Board has delegated authority to the Firm to vote all proxies relating to the securities held in the Fund’s portfolios in the best interest of the Fund and their shareholders. The Firm has therefore adopted the following procedures for voting proxies on behalf of the Fund.

VOTING PROCEDURES

All employees will forward any proxy materials received on behalf of the Fund to the Chief Compliance Officer.

Absent material conflicts, the Chief Compliance Officer will determine how the Firm should vote the proxy in accordance with applicable voting guidelines, complete the proxy and direct that the proxy be submitted in a timely and appropriate manner.

DISCLOSURE

The Firm will provide conspicuously displayed information to the Fund summarizing the Proxy Policy and procedures, including a statement that the Fund may request information regarding how the Firm voted the Fund’s proxies, and that the Fund may request a copy of these policies and procedures. The Fund will disclose this Proxy Policy, or the Firm’s description of the Proxy Policy, to their shareholders by including it as an appendix to the Fund’s Statement of Additional Information (“SAI”) on Form N-1A.

VOTING GUIDELINES

In the absence of specific voting guidelines from the Fund, the Firm will vote proxies in the best interests of the Fund. The Firm’s policy is to vote all proxies from a specific issuer the same way for the Fund absent qualifying restrictions from the Fund. The Fund is permitted to place reasonable restrictions on the Firm’s voting authority in the same manner that they may place such restrictions on the actual selection of portfolio securities.

The Firm will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services.

In reviewing proposals, the Firm will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices. In general, much weight will be given to management’s recommendation on the proxy vote in the Firm’s decision making. The Firm may consider the opinions of independent proxy service providers, such as Institutional Shareholder Services, Inc. (“ISS”) in certain situations.

CONFLICTS OF INTEREST

The Firm will identify any conflicts that exist between the interests of the Firm and the Fund by reviewing the relationship of the Firm with the issuer of each security to determine if the Firm or any of its employees has any financial, business, or personal relationship with the issuer.

If a material conflict of interest exists, the Chief Compliance Officer will determine whether it is appropriate to disclose the conflict to the affected Fund, to give the Fund an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation.

The Firm will maintain a record of the voting resolution of any conflict of interest.

B-1

REPORTING

The Firm will present to the Board a quarterly report summarizing its proxy voting compliance activities for the preceding quarter. In accordance with its procedures, the Board will review the quarterly report to ensure compliance with the SEC Rules and this Policy, and will determine the steps and procedures, if any, that must be undertaken or adopted by the Firm to ensure further compliance with the relevant laws. Votes cast on behalf of the Fund will be compiled and transmitted to the Administrator, which will assist in preparing the Form N-PX report as required by the SEC.

RECORDKEEPING

The Chief Compliance Officer shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:

1.	These policies and procedures and any amendments;

2.	A copy of each proxy statement that the Firm receives;

3.	A record of each vote that the Firm casts;

4.	Any document the Firm created that was material to decide how to vote proxies, or that memorializes that decision.

5.	A copy of each written request from the Fund for information on how the Firm voted such Fund’s proxies, and a copy of any written response.

B-2

PART C

OTHER INFORMATION

ITEM 28.	Exhibits

Number		Description
(a)	(1)	Declaration of Trust of the Registrant, is incorporated herein by reference to the Registrant’s initial Registration Statement filed on October 27, 2023.
	(2)	Amended & Restated Declaration of Trust of the Registrant, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on December 29, 2023.
(b)	(1)	Bylaws of the Registrant, is incorporated herein by reference to the Registrant’s initial Registration Statement filed on October 27, 2023.
	(2)	Amended & Restated Bylaws of the Registrant, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on December 29, 2023.
(c)		Provisions of instruments defining rights of security holders are contained in Articles 4 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (a)(2) of this filing).
(d)		Form of Investment Advisory Agreement between the Registrant and XD Fund Advisor LLC, filed herewith.
(e)		Form of Distribution Agreement between the Registrant and Ultimus Fund Distributors, LLC, filed herewith.
(f)		Not applicable.
(g)		Form of Custodian Agreement between the Registrant and U.S. Bank, filed herewith.
(h)	(1)	Form of Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, filed herewith.
	(2)	Fund CCO Agreement between the Registrant and Compliance4, LLC, filed herewith.
	(3)	Services Agreement between the Registrant and PINE Advisor Solutions, filed herewith.
	(4)	Form of Expense Limitation and Reimbursement Agreement between the Registrant and XD Fund Advisor LLC, filed herewith.
(i)		Opinion and Consent of Counsel, filed herewith.
(j)		Consent of independent registered public accounting firm, filed herewith.
(k)		Not applicable.
(l)		Initial Capital Agreement, filed herewith.
(m)	(1)	Distribution Plan, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on December 29, 2023.
	(2)	Shareholder Services Plan, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on December 29, 2023.
(n)		Rule 18f-3 Plan, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on December 29, 2023.
(o)		Reserved.
(p)	(1)	Code of Ethics of XD Fund Advisor LLC, filed herewith.
	(2)	Code of Ethics of Ultimus Fund Distributors, LLC, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on December 29, 2023.
(q)		Power of Attorney, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on December 29, 2023.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article 8 of the Registrant’s Declaration of Trust (Exhibit (a)(1) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant’s Declaration of Trust, its By-Laws or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and other Connections of the Investment Adviser

The description of the Adviser is found under the caption “Management of the Fund” in the Prospectus and under the caption “Investment Advisory and Other Services” in the SAI constituting Parts A and B, respectively, of this Registration Statement, which are incorporated herein by reference. The Adviser may provide investment advisory services to other persons or entities other than the Registrant. In addition, the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, File No. 801-128841 is incorporated herein by reference. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

ITEM 32.	Principal Underwriter

(a)	Ultimus Fund Distributors, LLC (the “Distributor”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, also acts as the principal underwriter for Hussman Investment Trust, Schwartz Investment Trust, Williamsburg Investment Trust, The Investment House Funds, Chesapeake Investment Trust, The Cutler Trust, CM Advisors Family of Funds, Papp Investment Trust, Eubel Brady & Suttman Mutual Fund Trust, The Conestoga Funds, Centaur Mutual Funds Trust, Caldwell & Orkin Funds, Inc., Ultimus Managers Trust, Oak Associates Funds, Segall Bryant & Hamill Trust, Yorktown Funds, Bruce Fund, Inc., Commonwealth International Series Trust, Capital Series Trust, Unified Series Trust, Valued Advisers Trust, HC Capital Trust, ONEFUND Trust, VELA Funds, Waycross Independent Trust, Volumetric Fund, MSS Series Trust, James Alpha Funds Trust (d/b/a Easterly Funds Trust), Connors Funds, James Advantage Funds, Rocky Mountain Opportunity Trust, Cantor Select Portfolios Trust, Peachtree Alternative Strategies Fund, Cross Shore Discovery Fund, Lind Capital Partners Municipal Credit Income Fund, Fairway Private Equity & Venture Capital Opportunities Fund, Dynamic Alternatives Fund, Cantor Fitzgerald Sustainable Infrastructure Fund, and Flat Rock Enhanced Income Fund.

(b)	The following list sets forth the directors and executive officers of the Distributor:

Name	Position with Distributor	Position with Registrant
Kevin M. Guerette	President	None
Stephen L. Preston	Vice President, Chief Compliance Officer, FINOP & Anti-Money Laundering Officer	None
Melvin Van Cleave	Chief Information Securities Officer	None
Douglas K. Jones	Vice President	None

The address of the Distributor and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Not applicable.

ITEM 33.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of:

(a)	XD Fund Advisor LLC,1 Corporate Drive, Suite #100, Windsor Locks, CT 06096 (records as investment adviser)

(b)	Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 (records as administrator and transfer agent)

(c)	Ultimus Fund Distributors, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 (records as distributor)

(d)	Compliance4, LLC, 9 Terison Drive, Falmouth ME 04105 (records as chief compliance officer)

ITEM 34.	Management Services

Not applicable.

ITEM 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bangalore and the State of Karnataka, India on the 17th day of January, 2024.

XD FUND TRUST

By:	/s/ Sreevatsan Rajagopalan
Name:	Sreevatsan Rajagopalan
Title:	President and Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Sreevatsan Rajagopalan	President and Principal Executive Officer	January 17, 2024
Sreevatsan Rajagopalan

/s/ Madeline Arment	Treasurer and Principal Financial Officer	January 17, 2024
Madeline Arment

/s/ James H. Freis, Jr.*	Trustee	January 17, 2024
James H. Freis, Jr.

/s/ Stacy Roode*	Trustee	January 17, 2024
Stacy Roode

/s/ Venkatesh Reddy*	Trustee	January 17, 2024
Venkatesh Reddy

*By:	/s/ Jesse D. Hallee
Jesse D. Hallee
As Attorney-in-Fact

EXHIBIT INDEX

Description
(d)	Form of Investment Advisory Agreement between the Registrant and XD Fund Advisor LLC.
(e)	Form of Distribution Agreement between the Registrant and Ultimus Fund Distributors, LLC.
(g)	Form of Custodian Agreement between the Registrant and U.S. Bank.
(h)(1)	Form of Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC.
(h)(2)	Fund CCO Agreement between the Registrant and Compliance4, LLC.
(h)(3)	Services Agreement between the Registrant and PINE Advisor Solutions.
(h)(4)	Form of Expense Limitation and Reimbursement Agreement between the Registrant and XD Fund Advisor LLC.
(i)	Opinion and Consent of Counsel.
(j)	Consent of independent registered public accounting firm.
(l)	Initial Capital Agreement.
(p)(1)	Code of Ethics of XD Fund Advisor LLC.